Commission and fee income	6 Months Ended
Jun. 30, 2025
Commissions and Fee Income [Abstract]
Disclosure of fee and commission income (expense) [text block]	Net commission and fee income Disaggregation of revenues by product type and business segment Three months ended Jun 30, 2025 in € m.(unless stated otherwise) CorporateBank InvestmentBank PrivateBank AssetManagement Corporate &Other TotalConsolidated Major type of services: Commissions for administration 60 13 69 4 (0) 145 Commissions for assets under management 6 0 110 986 0 1,102 Commissions for other securities 143 8 10 0 0 162 Underwriting and advisory fees 9 433 1 0 6 449 Brokerage fees 6 84 266 13 (0) 369 Commissions for local payments 146 0 216 0 1 362 Commissions for foreign commercial business 129 3 5 0 (10) 127 Commissions for foreign currency/exchange business 0 0 1 0 (0) 1 Commissions for loan processing and guarantees 180 91 69 0 2 342 Intermediary fees 7 1 102 0 2 111 Fees for sundry other customer services 243 37 19 23 0 322 Total commission and fee income 928 669 869 1,026 1 3,492 Commission and fee expense (818) Net commission and fee income 2,674 Three months ended Jun 30, 2024 in € m.(unless stated otherwise) CorporateBank InvestmentBank PrivateBank AssetManagement Corporate &Other TotalConsolidated Major type of services: Commissions for administration 53 12 67 4 (0) 136 Commissions for assets under management 5 0 99 917 (0) 1,020 Commissions for other securities 130 (0) 10 0 0 141 Underwriting and advisory fees 11 431 1 0 (2) 441 Brokerage fees 5 80 258 9 0 353 Commissions for local payments 133 1 222 0 (0) 355 Commissions for foreign commercial business 124 8 5 0 (9) 128 Commissions for foreign currency/exchange business 1 0 1 0 (0) 2 Commissions for loan processing and guarantees 147 124 61 0 0 333 Intermediary fees 5 0 106 0 3 114 Fees for sundry other customer services 93 62 24 30 2 210 Total commission and fee income 708 718 854 960 (6) 3,233 Commission and fee expense (640) Net commission and fee income 2,594 Prior year’s comparatives aligned to presentation in the current year Six months ended Jun 30, 2025 in € m.(unless stated otherwise) CorporateBank InvestmentBank PrivateBank AssetManagement Corporate &Other TotalConsolidated Major type of services: Commissions for administration 116 33 138 8 (1) 294 Commissions for assets under management 12 0 224 1,975 0 2,211 Commissions for other securities 250 14 21 0 0 286 Underwriting and advisory fees 22 879 3 0 11 915 Brokerage fees 12 160 621 19 1 813 Commissions for local payments 292 (0) 428 0 1 720 Commissions for foreign commercial business 256 13 10 0 (21) 259 Commissions for foreign currency/exchange business 1 0 2 0 (0) 3 Commissions for loan processing and guarantees 357 194 137 0 2 690 Intermediary fees 15 1 196 0 7 219 Fees for sundry other customer services 493 82 41 50 2 668 Total commission and fee income 1,825 1,377 1,821 2,052 2 7,077 Commission and fee expense (1,651) Net commission and fee income 5,426 Six months ended Jun 30, 2024 in € m.(unless stated otherwise) CorporateBank InvestmentBank PrivateBank AssetManagement Corporate &Other TotalConsolidated Major type of services: Commissions for administration 105 29 130 7 (0) 271 Commissions for assets under management 9 0 199 1,809 0 2,018 Commissions for other securities 226 0 18 1 0 245 Underwriting and advisory fees 34 866 4 0 20 924 Brokerage fees 12 159 568 22 1 762 Commissions for local payments 271 0 446 0 1 718 Commissions for foreign commercial business 240 15 10 0 (16) 250 Commissions for foreign currency/exchange business 3 0 2 0 (0) 5 Commissions for loan processing and guarantees 289 235 139 0 0 662 Intermediary fees 16 0 203 0 6 226 Fees for sundry other customer services 228 111 43 58 4 445 Total commission and fee income 1,434 1,415 1,763 1,897 17 6,526 Commission and fee expense (1,320) Net commission and fee income 5,207 Prior year’s comparatives aligned to presentation in the current year In the first half of 2025, the Group refined its methodology to recognize revenue from the management of alternative closed-end funds where the Group earns cumulative distribution-based performance fee. The refined methodology uses a parameter-based approach that determines the revenue recognition by assessing whether the fund is expected to meet the performance fee related conditions based on already sold assets as well as the valuation of the remaining fund’s assets as of the reporting date. The valuation of the remaining fund’s assets utilizes a discounting methodology starting from an independent asset valuation which is adjusted to address fluctuations that could arise from changes in the macroeconomic environment and the remaining assets’ performance. The parameter-based methodology is overlaid with an expert judgement where the Group’s asset valuation specialists determine a “valuation cap” which cannot be exceeded. The refined methodology resulted in € 67 million performance fee income for the first half of 2025 which has been recognized in the Consolidated Statement of Income. As of June 30, 2025, and June 30, 2024, the Group’s receivables from commission and fee income was € 960 million and € 908 million, respectively. As of June 30, 2025, and June 30, 2024, the Group’s contract liabilities associated to commission and fee income was € 87 million and € 109 million, respectively. Contract liabilities arise from the Group’s obligation to provide future services to a customer for which it has received consideration from the customer prior to completion of the services. The balances of receivables and contract liabilities do not vary significantly from period to period reflecting the fact that they predominately relate to recurring service contracts with service periods of less than one year such as monthly current account services and quarterly asset management services. As a result, prior period balances of contract liabilities are generally recognized in revenue in the subsequent period. There are some contracts where customer payment in exchange for services provided by the Group over the service period are not required until the end of the contract period. If the Group is virtually certain to receive payment at the end of the contract period, a contract asset and respective commission and fee income is recognized when services are performed. As of June 30, 2025 and 2024, the bank has recognized no material contract assets.